Segments and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2023
Segments and Geographical Information [Abstract]
Schedule of Operating Segments	Information about the operating segments for the six months ended June 30, 2023 and 2022 is as follows:
	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2023:

Revenues	$6,948	$15,351	$1,257	$(77)	$23,478

Gross profit	$1,796	$3,253	$20	$-	$5,069

Allocated operating expenses	$1,097	$1,859	$130	$-	$3,086

Acquisition expenses	$-	-	-	-	$-

Unallocated operating expenses	-	-	-	-	$374

Operating Income (loss)	$699	$1,394	$(110)	$-	$1,609

Financial expenses	-	-	-	-	$(343)

Net Income before tax	-	-	-	-	$1,266

Tax on income	-	-	-	-	$-

Net Income	-	-	-	-	$1,266

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2022:

Revenues	$7,693	$12,873	$572	$-	$21,138

Gross profit	$1,915	$2,575	$(19)	$-	$4,471

Allocated operating expenses	$1,209	$1,585	$271	$-	$3,065

Acquisition expenses	$44	-	-	-	$44

Unallocated operating expenses	-	-	-	-	$361

Operating Income (loss)	$662	$990	$(290)	$-	$1,001

Financial expenses	-	-	-	-	$(529)

Net Income before tax	-	-	-	-	$472

Tax on income	-	-	-	-	$-

Net Income	-	-	-	-	$472

Schedule of Total Revenues	The following presents total revenues for the six months ended June 30, 2023 and 2022 based on the location of customers:
	June 30,
	2023	2022
	Unaudited

Israel	$19,765	$16,686
Far East	707	1,536
India	1,060	641
Europe	838	399
United States	1,080	1,733
Others	28	143

	$23,478	$21,138